Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Earnings Per Unit Basic And Diluted [Line Items]
Less: Distributions paid	$ 14,747	$ 9,945	$ 26,800	$ 17,560
Net income (loss)	(7,860)	(7,448)	(12,727)	(8,639)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	6,759	2,447	13,810	8,744
Under (over) distributed earnings to general partners	$ 128	$ 50	$ 263	$ 177
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit	$ 0.510	$ 0.435	$ 0.510	$ 0.435
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.510	$ 0.435	$ 0.510	$ 0.435
Post IPO Net Income Attributable to the Members of KNOT Offshore Partners LP [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income (loss)	$ 6,887	$ 2,497	$ 14,073	$ 8,921
Common Units [Member]
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	$ (5,292)	$ (4,788)	$ (8,569)	$ (5,371)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	15,346	8,719	14,581	8,643
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.280	$ 0.140	$ 0.553	$ 0.505
Subordinated Units [Member]
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to limited partners	$ (2,411)	$ (2,511)	$ (3,903)	$ (3,095)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	8,568	8,568	8,568	8,568
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.287	$ 0.143	$ 0.671	$ 0.511
General Partner Unit [Member]
Under (over) distributed earnings attributable to:
Under (over) distributed earnings to general partners	$ (157)	$ (149)	$ (255)	$ (173)
Weighted average units outstanding (basic and diluted)
Weighted average units outstanding, basic and diluted	488	353	472	351
Earnings per unit (basic and diluted):
Earnings per unit, basic and diluted	$ 0.262	$ 0.141	$ 0.557	$ 0.507